Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment [Text Block]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

in millions
Identity of Issue, Borrower, Lessor, or Similar Party		Description of Investment including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Current Value
*	Plan's interest in Master Trust		$15,451
*	Notes receivable from participants	Notes with interest rates generally ranging from 4.24% to 9.57% and maturity dates through January 21, 2030	263
			$15,714
—————
*Indicates party-in-interest included in Master Trust.
See accompanying report of independent registered public accounting firm.